Contingent liabilities and financial commitments - Tax Disputes - Additional Information (Details) ৳ in Millions, £ in Millions, R$ in Millions, ₩ in Billions, Rp in Billions					12 Months Ended				17 Months Ended		48 Months Ended
	Nov. 13, 2024 GBP (£)	Nov. 13, 2024 BDT (৳)	Aug. 23, 2019 GBP (£)	Aug. 23, 2019 KRW (₩)	Dec. 31, 2024 GBP (£) Case	Dec. 31, 2024 BDT (৳)	Dec. 31, 2023 GBP (£)	Dec. 31, 2015	Jun. 06, 2018 GBP (£)	Jun. 06, 2018 BDT (৳)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2024 IDR (Rp) Case	Dec. 31, 2023 BRL (R$)	Dec. 15, 2023 GBP (£)	Oct. 31, 2023 Case judge	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2012 GBP (£)	Dec. 31, 2012 BRL (R$)
Brazil
Disclosure Of Commitments And Contingencies [Line Items]
Reassessment, statute of limitation period								5 years
Cases with tied decisions | Case																3
Number of class actions in lawsuit | Case																4
Number of judges | judge																5
Brazil | Tax reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount							£ 125							R$ 969
Benefits recognised for claim, reversal											£ 42	R$ 327
Brazil | Tax reassessment | Souza Cruz
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount																			£ 240	R$ 1,858
Number of class actions in lawsuit | Case					2								2
Netherlands | Legal proceedings provision
Disclosure Of Commitments And Contingencies [Line Items]
Other provisions					£ 144
Additional provisions, other provisions							£ 70
Netherlands | Tax reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount					1,140
Netherlands | Tax reassessment | Case 1
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount					7
Netherlands | Tax reassessment | Case 2
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount					183
Netherlands | Tax reassessment | Case 3
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount															£ 950
Netherlands | Tax reassessment, fine | Case 3
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount															108
Netherlands | Tax reassessment, reduced fine | Case 3
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount															£ 92
Bangladesh | Tax assessment | BAT Bangladesh | Large Taxpayers Unit (LTU)
Disclosure Of Commitments And Contingencies [Line Items]
Un-paid VAT and Supplementary Duty amount									£ 163	৳ 24,371
Bangladesh | Tax assessment | BAT Bangladesh | National Board Of Revenue (NBR)
Disclosure Of Commitments And Contingencies [Line Items]
Un-paid VAT and Supplementary Duty amount					137	৳ 20,540
Un paid excise duty amount	£ 11	৳ 1,687			25	৳ 3,794
South Korea | Tax reassessment | BAT Korea | VAT
Disclosure Of Commitments And Contingencies [Line Items]
Settlement received			£ 4	₩ 6.7
South Korea | Tax assessment | BAT Korea
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount																	£ 44	₩ 80.7
Indonesia | Tax reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount					329								Rp 6,641
Other provisions					£ 107								Rp 2,151